ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET.
ACCOUNTS RECEIVABLE, NET

4.           ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2020	2021
Accounts receivable, gross	$14,195	$5,408
Less: Allowance for doubtful accounts	(3,797)	(3,150)
Accounts receivable, net	$10,398	$2,258

Movement of allowance for doubtful accounts is as follows:

	For the years ended December 31,
	2019	2020	2021
Beginning of year	$5,486	$5,437	$3,797
Addition	113	524	234
Reverse	(93)	(144)	(875)
Disposal of subsidiaries	—	(2,276)	—
Exchange rate adjustment	(69)	256	(6)
End of year	$5,437	$3,797	$3,150